Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment were as follows at September 30, 2020 and December 31, 2019:

	September 30,	December 31,
	2020	2019
Leasehold improvements	$149,873	$102,264
Furniture & fixtures	47,175	23,115
Equipment	151,672	49,180
	348,720	174,559
Less accumulated depreciation and amortization	61,100	19,744
Net property and equipment	$287,620	$154,815

Property and equipment was as follows at December 31, 2019 and December 31, 2018:

	December 31,	December 31,
	2019	2018
Leasehold improvements	$102,264	$85,016
Furniture & fixtures	23,115	1,462
Equipment	49,180	-
	174,559	86,478
Less accumulated depreciation and amortization	19,744	-
Net property and equipment	$154,815	$86,478